Long-Term Investments	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
5	Long-term investments
Equity investments without readily determinable fair value
As of December 31, 2021, the carrying amount of the Company’s equity investments was RMB141,926, net of RMB63,902 in accumulated impairment.
As of June 30, 2022, the carrying amount of the Company’s equity investments was RMB140,015 (US$20,904), net of RMB71,146 (US$10,622) in accumulated impairment.
Impairment charges recognized on equity investments without readily determinable fair value was nil and RMB6,350 (US$948) for the six months ended June 30, 2021 and 2022.